SUBSEQUENT EVENTS (UNAUDITED)	12 Months Ended
Dec. 31, 2015
SUBSEQUENT EVENTS (UNAUDITED)
SUBSEQUENT EVENTS (UNAUDITED)

17. SUBSEQUENT EVENTS (UNAUDITED)

On May 4, 2016, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with B. Riley Financial, Inc. (“Parent”) and Unify Merger Sub, Inc. (“Merger Sub”), a wholly-owned subsidiary of Parent. Upon the terms and subject to the conditions set forth in the Merger Agreement, Merger Sub will merge with and into the Company with the Company surviving the merger as a wholly-owned subsidiary of Parent (the “Merger”).

At the effective time of the Merger (the “Effective Time”), each share of common stock, par value $0.0001 per share, of the Company (“Company Common Stock”) issued and outstanding immediately prior to the Effective Time (other than certain shares held by Parent, Merger Sub or any wholly-owned subsidiary of Parent or Merger Sub, held in the Company’s treasury or owned by stockholders who have perfected and not withdrawn a demand for appraisal rights pursuant to Section 262 of the Delaware General Corporation Law (the “Excluded Shares”)) will be converted into the right to receive $11.00 in cash, without interest (the “Per Share Merger Consideration”). At the Effective Time, all of the Excluded Shares outstanding immediately prior to the Effective Time will be automatically canceled for no consideration.

At the Effective Time, each outstanding option to purchase shares of Company Common Stock pursuant to the Company’s incentive plans will be automatically canceled and converted into the right to receive an amount in cash, less applicable tax withholding, equal to the product of (x) the number of shares of Company Common Stock underlying such option immediately prior to the Effective Time and (y) the excess, if any, of the Per Share Merger Consideration over the exercise price per share of such option. In addition, at the Effective Time, each outstanding Company restricted stock unit award will be automatically canceled and converted into the right to receive an amount in cash, less applicable tax withholding, equal to the product of (a) the Per Share Merger Consideration, and (b) the number of shares of Company Common Stock underlying such restricted stock unit award immediately prior to the Effective Time.

Parent and the Company have made customary representations, warranties and covenants in the Merger Agreement for a transaction of this nature. Subject to certain exceptions, Parent and the Company have agreed to use their respective commercially reasonable efforts to do or cause to be done all things necessary, proper or advisable to cause the conditions to the Merger to be satisfied and to consummate the Merger. In addition, the Company has agreed, among other things, to covenants relating to the conduct of its business during the interim period between the execution of the Merger Agreement and the consummation of the Merger and facilitating the Company’s stockholders’ consideration of, and voting upon, the adoption of the Merger Agreement and certain related matters, as applicable.

The closing of the Merger is subject to the satisfaction or waiver of certain conditions, including, among others, the approval of the Merger Agreement and the Merger by the holders of a majority of the outstanding Company Common Stock. The Company anticipates that the Merger transaction will be consummated by the end of the third quarter of 2016. However, the Company cannot predict with certainty whether and when any of the required closing conditions will be satisfied or if the Merger will close.

On May 5, 2016, the Company filed a Current Report on Form 8-K with additional information regarding the terms and conditions of the Merger Agreement and the Merger transaction.

Additionally, on May 5, 2016, the Company received notice that a number of law firms intend to investigate the Merger transaction on behalf of stockholders under various legal theories, including that the price offered per share undervalues the Company and that the Board of Directors’ decision to proceed with the Merger transaction violated its fiduciary duties. In addition, a putative stockholder class action, captioned Akerman v. United Online, Inc., et al., C.A. No. 12321, was filed in the Court of Chancery of the State of Delaware on May 12, 2016. The complaint alleges that the members of the Board breached their fiduciary duties to United Online’s stockholders in connection with the proposed transaction, and that the Merger Agreement involves an unfair price, an inadequate sales process, and unreasonable deal protection provisions that purportedly prevent competing offers. The complaint further alleges that United Online, the Board, B. Riley, and Merger Sub aided and abetted the purported breaches of fiduciary duty. The lawsuit seeks injunctive relief, including enjoining or rescinding the merger, and an award of other unspecified attorneys’ and other fees and costs, in addition to other relief.